Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2016

Collection Period Start	1-Mar-16	Distribution Date	15-Apr-16
Collection Period End	31-Mar-16	30/360 Days	30
Beg. of Interest Period	15-Mar-16	Actual/360 Days	31
End of Interest Period	15-Apr-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	773,895,206.76	740,865,750.40	0.6578120
Total Securities		1,126,257,618.08	773,895,206.76	740,865,750.40	0.6578120
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	58,194,835.39	46,796,761.03	0.3415822
Class A-2b Notes	0.686200%	260,000,000.00	110,442,753.29	88,811,371.29	0.3415822
Class A-3 Notes	1.120000%	296,000,000.00	296,000,000.00	296,000,000.00	1.0000000
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	129,050,000.00	1.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	11,398,074.36	35,401.86	83.1976231	0.2584077
Class A-2b Notes	21,631,382.00	65,260.01	83.1976231	0.2510000
Class A-3 Notes	0.00	276,266.67	0.0000000	0.9333333
Class A-4 Notes	0.00	138,728.75	0.0000000	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	33,029,456.36	515,657.29

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,367,214.05
Monthly Interest				3,385,217.24
Total Monthly Payments				14,752,431.29

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				311,499.69
Aggregate Sales Proceeds Advance				8,229,616.02
Total Advances				8,541,115.71

Vehicle Disposition Proceeds:
Reallocation Payments				9,269,749.60
Repurchase Payments				655,845.67
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				10,138,224.29
Excess Wear and Tear and Excess Mileage				97,268.28
Remaining Payoffs				0.00
Net Insurance Proceeds				768,805.83
Residual Value Surplus				188,420.47
Total Collections				44,411,861.14

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	7,129,058.00			462
Involuntary Repossession	271,048.60			17
Voluntary Repossession	267,535.00			19
Full Termination	1,578,928.00			86
Bankruptcy	23,180.00			1
Insurance Payoff		754,119.18		43
Customer Payoff			45,502.51	2
Grounding Dealer Payoff	-		6,310,219.26	284
Dealer Purchase			2,512,589.06	111
Total	9,269,749.60	754,119.18	8,868,310.83	1,025

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	41,377	889,683,853.60	7.00000%	773,895,206.76
Total Depreciation Received		(12,114,861.96)		(9,704,023.19)
Principal Amount of Gross Losses	(82)	(1,710,338.47)		(1,526,926.90)
Repurchase / Reallocation	(36)	(709,414.77)		(655,845.67)
Early Terminations	(452)	(8,356,583.19)		(7,296,947.31)
Scheduled Terminations	(718)	(15,275,530.65)		(13,845,713.29)
Pool Balance - End of Period	40,089	851,517,124.56		740,865,750.40

Remaining Pool Balance
Lease Payment				170,406,992.43
Residual Value				570,458,757.97
Total				740,865,750.40

III. DISTRIBUTIONS

Total Collections					44,411,861.14
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					44,411,861.14

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					654,981.44
3. Reimbursement of Sales Proceeds Advance					5,348,287.05
4. Servicing Fee:
Servicing Fee Due					644,912.67
Servicing Fee Paid					644,912.67
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					6,648,181.16

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					35,401.86

Class A-2 Notes Monthly Interest Paid					35,401.86
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					65,260.01

Class A-2 Notes Monthly Interest Paid					65,260.01
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					276,266.67

Class A-3 Notes Monthly Interest Paid					276,266.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	515,657.29
Total Note and Certificate Monthly Interest Paid	515,657.29
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	37,248,022.69

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	33,029,456.36

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	33,029,456.36
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,218,566.33

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance			16,893,864.27
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			16,893,864.27
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,218,566.33
Gross Reserve Account Balance			21,112,430.60
Remaining Available Collections Released to Seller			4,218,566.33
Total Ending Reserve Account Balance			16,893,864.27

V. POOL STATISTICS

Weighted Average Remaining Maturity			12.50
Monthly Prepayment Speed			105%
Lifetime Prepayment Speed			73%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,431,678.86
Securitization Value of Gross Losses and Casualty Receivables		1,526,926.90	82
Aggregate Defaulted and Casualty Gain (Loss)		(95,248.04)
Pool Balance at Beginning of Collection Period		773,895,206.76
Net Loss Ratio
Current Collection Period		-0.0123%
Preceding Collection Period		-0.0488%
Second Preceding Collection Period		-0.0355%
Third Preceding Collection Period		-0.0125%

Cumulative Net Losses for all Periods		0.3494%	3,935,481.13

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.61%	4,702,426.43	248
61-90 Days Delinquent	0.15%	1,164,045.82	54
91-120 Days Delinquent	0.03%	240,278.24	13
More than 120 days	0.02%	132,823.15	7
Total Delinquent Receivables:	0.81%	6,239,573.64	322

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.20%	0.18%
Preceding Collection Period		0.24%	0.24%
Second Preceding Collection Period		0.38%	0.37%
Third Preceding Collection Period		0.26%	0.25%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		8,707,986.00	520
Securitization Value		9,240,281.27	520
Aggregate Residual Gain (Loss)		(532,295.27)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		55,360,871.44	3,461
Cumulative Securitization Value		59,793,567.71	3,461
Cumulative Residual Gain (Loss)		(4,432,696.27)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			11,246,059.37
Reimbursement of Outstanding Advance			5,348,287.05
Additional Advances for current period			8,229,616.02
Ending Balance of Residual Advance			14,127,388.34

Beginning Balance of Payment Advance			1,377,599.95
Reimbursement of Outstanding Payment Advance			654,981.44
Additional Payment Advances for current period			311,499.69
Ending Balance of Payment Advance			1,034,118.20

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No